UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
November 30, 2016
unaudited
Bonds, notes & other debt instruments 96.02% U.S. Treasury bonds & notes 56.76% U.S. Treasury 45.23%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 2017[1]	$90,000	$90,113
U.S. Treasury 1.00% 2017	21,335	21,368
U.S. Treasury 0.875% 2018	20,000	19,959
U.S. Treasury 1.00% 2018	125,000	124,787
U.S. Treasury 0.875% 2019	22,000	21,800
U.S. Treasury 1.50% 2019	542,500	543,894
U.S. Treasury 1.50% 2019	59,000	59,185
U.S. Treasury 1.50% 2019	20,000	20,118
U.S. Treasury 1.625% 2019	525,350	529,626
U.S. Treasury 1.625% 2019	231,500	232,873
U.S. Treasury 1.625% 2019	140,000	141,084
U.S. Treasury 1.625% 2019	20,000	20,195
U.S. Treasury 1.75% 2019	44,000	44,481
U.S. Treasury 3.625% 2019	129,500	137,412
U.S. Treasury 1.25% 2020[1]	245,500	243,887
U.S. Treasury 1.25% 2020	10,100	10,026
U.S. Treasury 1.375% 2020	198,750	197,619
U.S. Treasury 1.375% 2020	150,000	149,052
U.S. Treasury 1.375% 2020	117,156	115,772
U.S. Treasury 1.375% 2020	32,500	32,178
U.S. Treasury 1.375% 2020	21,000	20,917
U.S. Treasury 1.375% 2020	15,150	14,985
U.S. Treasury 1.50% 2020	131,700	131,292
U.S. Treasury 1.625% 2020	80,000	79,698
U.S. Treasury 1.625% 2020	72,000	71,994
U.S. Treasury 1.625% 2020	60,650	60,705
U.S. Treasury 1.75% 2020	387,940	388,033
U.S. Treasury 1.75% 2020	138,920	139,330
U.S. Treasury 2.00% 2020	144,430	145,951
U.S. Treasury 2.125% 2020	6,950	7,070
U.S. Treasury 3.625% 2020	23,000	24,541
U.S. Treasury 8.75% 2020	15,000	18,629
U.S. Treasury 1.125% 2021	200,000	194,784
U.S. Treasury 1.125% 2021	142,500	138,058
U.S. Treasury 1.125% 2021	119,160	115,267
U.S. Treasury 1.125% 2021	3,900	3,768
U.S. Treasury 1.25% 2021	233,050	227,776
U.S. Treasury 1.25% 2021	36,000	34,996
U.S. Treasury 1.375% 2021	255,220	251,262
U.S. Treasury 1.375% 2021	60,000	58,924
U.S. Treasury 1.75% 2021	281,895	280,705
U.S. Treasury 2.00% 2021	118,230	118,902
U.S. Treasury 2.00% 2021	21,710	21,818
U.S. Treasury 2.125% 2021	43,876	44,383
U.S. Treasury 2.125% 2021	43,420	43,907
U.S. Treasury 2.25% 2021	17,650	17,960
Intermediate Bond Fund of America — Page 1 of 18

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 2021	$5,400	$5,808
U.S. Treasury 8.00% 2021	20,000	25,784
U.S. Treasury 1.875% 2022	21,500	21,373
U.S. Treasury 2.00% 2022	89,060	88,646
U.S. Treasury 2.125% 2022	72,620	72,743
U.S. Treasury 1.50% 2023	72,620	69,968
U.S. Treasury 1.75% 2023	3,750	3,672
U.S. Treasury 7.125% 2023	15,000	19,428
U.S. Treasury 2.00% 2025	34,250	33,277
U.S. Treasury 2.125% 2025	23,500	23,100
U.S. Treasury 1.625% 2026	9,000	8,435
U.S. Treasury 1.625% 2026	5,000	4,676
U.S. Treasury 2.00% 2026	5,882	5,685
U.S. Treasury 2.50% 2046	34,650	30,918
		5,824,597
U.S. Treasury inflation-protected securities 11.53%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	22,320	22,330
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	188,435	189,540
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	144,522	142,375
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	163,858	167,229
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	39,750	39,213
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	156,974	156,695
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	212,086	244,717
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	179,757	182,426
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	3,041	3,447
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	1,202	1,520
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	74,823	72,057
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	82,846	77,314
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	36,254	40,218
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	13,737	13,161
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	128,863	132,118
		1,484,360
Total U.S. Treasury bonds & notes		7,308,957
Corporate bonds & notes 18.63% Financials 4.66%
ACE INA Holdings Inc. 2.30% 2020	3,075	3,072
ACE INA Holdings Inc. 2.875% 2022	1,060	1,069
ACE INA Holdings Inc. 3.35% 2026	1,060	1,066
American Express Co. 6.15% 2017	2,900	2,999
American Express Co. 1.506% 2018[3]	15,000	15,053
Australia & New Zealand Banking Group Ltd. 2.55% 2021	22,500	22,328
Bank of America Corp. 5.75% 2017	5,070	5,268
Bank of America Corp. 2.625% 2020	10,000	10,004
Bank of America Corp. 5.625% 2020	7,000	7,715
Bank of America Corp. 3.248% 2027	6,145	5,882
Bank of New York Mellon Corp. 2.20% 2023	5,000	4,752
Barclays Bank PLC 6.05% 2017[4]	4,140	4,293
Barclays Bank PLC 3.65% 2025	3,025	2,895
BB&T Corp. 1.45% 2019	10,000	9,894
Berkshire Hathaway Finance Corp. 1.15% 2018	12,995	12,933
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,819
Intermediate Bond Fund of America — Page 2 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Inc. 1.55% 2018	$15,000	$15,038
BNP Paribas 5.00% 2021	8,000	8,730
BPCE SA group 2.75% 2021	9,500	9,482
BPCE SA group 4.875% 2026[4]	5,300	5,254
Capital One Financial Corp. 1.85% 2019	3,000	2,968
Citigroup Inc. 3.20% 2026	20,374	19,478
Credit Agricole SA 4.375% 2025[4]	3,025	2,976
Credit Suisse Group AG 3.00% 2021	10,500	10,535
Credit Suisse Group AG 3.80% 2022	5,784	5,789
Credit Suisse Group AG 4.55% 2026	7,500	7,618
DNB ASA 2.375% 2021[4]	20,000	19,837
Goldman Sachs Group, Inc. 2.241% 2021[3]	19,825	19,903
Goldman Sachs Group, Inc. 2.875% 2021	12,850	12,902
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,920
Goldman Sachs Group, Inc. 3.50% 2026	5,000	4,896
HSBC Holdings PLC 2.65% 2022	23,325	22,709
HSBC Holdings PLC 4.00% 2022	2,950	3,053
HSBC Holdings PLC 4.30% 2026	6,315	6,485
Intesa Sanpaolo SpA 5.017% 2024[4]	5,935	5,281
JPMorgan Chase & Co. 2.25% 2020	5,000	4,988
JPMorgan Chase & Co. 2.55% 2020	5,980	5,997
MetLife Global Funding I 2.30% 2019[4]	4,720	4,745
MetLife Global Funding I 2.00% 2020[4]	830	820
MetLife Global Funding I 1.95% 2021[4]	17,500	17,054
Morgan Stanley 2.625% 2021	15,000	14,843
Morgan Stanley 3.125% 2026	8,570	8,194
New York Life Global Funding 1.55% 2018[4]	10,000	9,976
New York Life Global Funding 1.50% 2019[4]	21,365	21,116
New York Life Global Funding 2.10% 2019[4]	7,000	7,043
New York Life Global Funding 1.95% 2020[4]	7,200	7,139
New York Life Global Funding 1.70% 2021[4]	30,000	29,013
Nordea Bank AB 3.125% 2017[4]	5,000	5,030
Nordea Bank AB 1.875% 2018[4]	8,575	8,590
Nordea Bank AB 1.625% 2019[4]	30,000	29,688
Nordea Bank AB 2.25% 2021[4]	15,000	14,787
Northern Trust Corp. 5.85% 2017[4]	12,750	13,267
PNC Bank 2.40% 2019	3,260	3,297
PNC Financial Services Group, Inc. 2.854% 2022	5,000	4,995
PRICOA Global Funding I 1.35% 2017[4]	6,000	6,005
QBE Insurance Group Ltd. 2.40% 2018[4]	2,300	2,306
Rabobank Nederland 4.625% 2023	10,000	10,475
Skandinaviska Enskilda Banken AB 2.625% 2021	10,000	10,010
Standard Chartered PLC 2.10% 2019[4]	5,000	4,945
Svenska Handelsbanken AB 1.625% 2018	12,500	12,488
Toronto-Dominion Bank 1.45% 2018	10,000	9,960
Unum Group 5.625% 2020	1,100	1,201
Wells Fargo & Co. 2.55% 2020	11,525	11,547
Wells Fargo & Co. 3.00% 2026	10,500	10,033
		600,448
Health care 3.57%
Abbott Laboratories 2.35% 2019	25,000	25,029
Abbott Laboratories 2.90% 2021	25,000	24,874
AbbVie Inc. 1.80% 2018	18,000	17,995
Intermediate Bond Fund of America — Page 3 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 2.50% 2020	$2,285	$2,280
AbbVie Inc. 2.30% 2021	11,500	11,279
AbbVie Inc. 2.85% 2023	2,115	2,053
AbbVie Inc. 3.60% 2025	625	617
AbbVie Inc. 3.20% 2026	11,500	10,946
Aetna Inc. 1.90% 2019	12,555	12,503
Aetna Inc. 2.40% 2021	21,280	21,113
Aetna Inc. 2.80% 2023	8,260	8,076
Aetna Inc. 3.20% 2026	4,275	4,193
Allergan PLC 3.00% 2020	15,355	15,592
Allergan PLC 3.45% 2022	11,400	11,584
Allergan PLC 3.80% 2025	22,000	22,135
Amgen Inc. 1.85% 2021	5,645	5,430
Amgen Inc. 2.25% 2023	14,550	13,729
Amgen Inc. 2.60% 2026	6,175	5,726
Baxalta Inc. 2.875% 2020	9,100	9,105
Baxalta Inc. 4.00% 2025	4,990	5,036
Becton, Dickinson and Co. 1.80% 2017	7,500	7,516
Becton, Dickinson and Co. 2.675% 2019	15,000	15,276
Biogen Inc. 2.90% 2020	14,200	14,396
Boston Scientific Corp. 3.375% 2022	2,000	2,036
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,000
Celgene Corp. 3.875% 2025	3,380	3,438
Eli Lilly and Co. 1.25% 2018	700	699
EMD Finance LLC 2.40% 2020[4]	8,270	8,261
EMD Finance LLC 2.95% 2022[4]	6,365	6,361
Express Scripts Inc. 3.00% 2023	10,000	9,709
Gilead Sciences, Inc. 3.05% 2016	6,000	6,000
Gilead Sciences, Inc. 1.95% 2022	4,345	4,216
Gilead Sciences, Inc. 3.25% 2022	1,750	1,789
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,284
HCA Inc. 5.00% 2024	2,000	2,010
HCA Inc. 5.25% 2025	3,500	3,535
HCA Inc. 4.50% 2027	625	591
Medtronic, Inc. 2.50% 2020	6,480	6,552
Merck & Co., Inc. 1.10% 2018	5,250	5,239
Novartis Securities Investment Ltd. 5.125% 2019	6,500	6,966
Roche Holdings, Inc. 1.178% 2019[3,4]	8,500	8,517
Roche Holdings, Inc. 1.75% 2022[4]	14,665	14,168
Shire PLC 1.90% 2019	16,360	16,152
Shire PLC 2.40% 2021	34,980	33,841
Teva Pharmaceutical Finance Company BV 2.20% 2021	10,000	9,610
Teva Pharmaceutical Finance Company BV 2.80% 2023	3,000	2,828
Teva Pharmaceutical Finance Company BV 3.15% 2026	7,490	6,942
WellPoint, Inc. 2.25% 2019	6,000	5,991
Zimmer Holdings, Inc. 2.00% 2018	6,125	6,130
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,685
Zimmer Holdings, Inc. 3.15% 2022	1,205	1,208
		460,241
Consumer discretionary 2.57%
American Honda Finance Corp. 1.70% 2021	15,000	14,492
Bayerische Motoren Werke AG 1.45% 2019[4]	20,000	19,769
Bayerische Motoren Werke AG 1.85% 2021[4]	7,500	7,258
Intermediate Bond Fund of America — Page 4 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 2.00% 2021[4]	$30,000	$29,389
Cox Communications, Inc. 6.25% 2018[4]	250	264
Daimler Finance NA LLC 2.70% 2020[4]	7,500	7,557
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	6,130	6,133
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,912
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,055
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	19,500	19,169
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	23,600	22,924
DaimlerChrysler North America Holding Corp. 2.20% 2021[4]	6,475	6,335
Ford Motor Credit Co. 1.684% 2017	10,000	10,003
Ford Motor Credit Co. 2.943% 2019	15,000	15,182
Ford Motor Credit Co. 3.20% 2021	9,150	9,139
General Motors Financial Co. 4.30% 2025	5,000	4,918
General Motors Financial Co. 4.00% 2026	5,000	4,767
Hyundai Capital Services Inc. 2.625% 2020[4]	900	893
Johnson Controls, Inc. 1.40% 2017	5,000	4,998
Marriott International, Inc., Series I, 6.375% 2017	19,750	20,269
McDonald’s Corp. 2.75% 2020	1,850	1,872
McDonald’s Corp. 3.70% 2026	6,635	6,737
Newell Rubbermaid Inc. 3.15% 2021	9,600	9,782
Newell Rubbermaid Inc. 3.85% 2023	5,590	5,755
Newell Rubbermaid Inc. 4.20% 2026	14,885	15,509
Thomson Reuters Corp. 1.30% 2017	4,250	4,251
Thomson Reuters Corp. 1.65% 2017	25,760	25,796
Time Warner Inc. 3.80% 2027	5,290	5,269
Toyota Motor Credit Corp. 1.55% 2019	19,900	19,693
Toyota Motor Credit Corp. 2.15% 2020	2,000	1,996
Toyota Motor Credit Corp. 2.25% 2023	5,630	5,420
Volkswagen International Finance NV 2.125% 2018[4]	10,000	10,012
		331,518
Utilities 1.64%
AEP Transmission Company LLC 3.10% 2026[4]	905	896
American Electric Power Co., Inc. 1.65% 2017	10,000	10,010
CMS Energy Corp. 3.60% 2025	1,635	1,652
Comision Federal de Electricidad 4.75% 2027[4]	500	466
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	504
Consumers Energy Co. 2.85% 2022	7,500	7,637
Dominion Gas Holdings LLC 2.50% 2019	2,975	3,016
Duke Energy Corp. 3.75% 2024	8,200	8,407
Duke Energy Corp. 2.65% 2026	600	557
E.ON International Finance BV 5.80% 2018[4]	13,000	13,688
Enersis Américas SA 4.00% 2026	865	830
Entergy Corp. 2.95% 2026	2,630	2,475
Entergy Louisiana, LLC 3.30% 2022	1,275	1,288
Exelon Corp. 2.45% 2021	12,840	12,706
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,348
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,439
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,022
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	10,806
NextEra Energy, Inc. 1.649% 2018	8,825	8,812
Niagara Mohawk Power Corp. 3.508% 2024[4]	5,340	5,424
Pacific Gas and Electric Co. 3.85% 2023	12,220	12,956
Public Service Co. of Colorado 5.80% 2018	2,250	2,406
Intermediate Bond Fund of America — Page 5 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Enterprise Group Inc. 1.60% 2019	$25,410	$25,069
Public Service Enterprise Group Inc. 2.00% 2021	7,540	7,324
Puget Energy, Inc. 6.50% 2020	3,000	3,398
Southern California Edison Co. 1.845% 2022[5]	3,595	3,537
Southern Co. 2.35% 2021	17,500	17,227
Teco Finance, Inc. 5.15% 2020	3,000	3,226
Virginia Electric and Power Co. 2.95% 2022	4,662	4,749
Virginia Electric and Power Co. 2.95% 2026	1,265	1,234
Xcel Energy Inc. 2.60% 2022	16,930	16,908
Xcel Energy Inc. 3.35% 2026	2,055	2,054
		211,071
Energy 1.63%
Chevron Corp. 2.10% 2021	15,000	14,835
Chevron Corp. 2.954% 2026	12,500	12,266
ConocoPhillips 4.95% 2026	3,250	3,539
Enbridge Inc. 4.00% 2023	4,825	4,844
Enbridge Inc. 3.50% 2024	495	478
Enbridge Inc. 4.25% 2026	4,660	4,686
Exxon Mobil Corp. 2.222% 2021	15,000	14,963
Halliburton Co. 3.80% 2025	11,500	11,555
Kinder Morgan Energy Partners, LP 3.50% 2021	2,230	2,253
Kinder Morgan, Inc. 3.05% 2019	3,785	3,835
Kinder Morgan, Inc. 4.30% 2025	2,825	2,852
Petróleos Mexicanos 4.625% 2023[4]	10,000	9,399
Petróleos Mexicanos 6.875% 2026[4]	3,500	3,619
Royal Dutch Shell PLC 1.75% 2021	12,785	12,362
Schlumberger BV 4.00% 2025[4]	4,310	4,472
Shell International Finance BV 2.125% 2020	7,605	7,581
Shell International Finance BV 1.875% 2021	30,000	29,233
Shell International Finance BV 2.875% 2026	10,000	9,625
Statoil ASA 3.125% 2017	17,000	17,219
Statoil ASA 1.95% 2018	1,595	1,602
Statoil ASA 2.75% 2021	2,120	2,146
Total Capital Canada Ltd. 1.45% 2018	20,130	20,109
Williams Partners LP 3.60% 2022	7,500	7,417
Williams Partners LP 4.30% 2024	3,750	3,735
Williams Partners LP 4.00% 2025	5,000	4,826
		209,451
Consumer staples 1.48%
Altria Group, Inc. 2.625% 2020	4,775	4,835
Altria Group, Inc. 4.75% 2021	4,000	4,362
Anheuser-Busch InBev NV 2.65% 2021	21,000	21,087
Anheuser-Busch InBev NV 3.65% 2026	15,425	15,529
Coca-Cola Co. 1.55% 2021	27,500	26,716
Kraft Foods Inc. 2.25% 2017	5,000	5,020
PepsiCo, Inc. 1.35% 2019	15,000	14,850
Pernod Ricard SA 2.95% 2017[4]	14,500	14,534
Philip Morris International Inc. 1.875% 2019	2,400	2,406
Philip Morris International Inc. 2.90% 2021	8,850	8,977
Procter & Gamble Co. 1.70% 2021	20,000	19,655
Reynolds American Inc. 2.30% 2018	2,645	2,666
Reynolds American Inc. 3.25% 2020	7,355	7,565
Intermediate Bond Fund of America — Page 6 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.00% 2022	$960	$1,012
Reynolds American Inc. 4.45% 2025	15,940	16,893
SABMiller Holdings Inc. 2.45% 2017[4]	2,290	2,295
The JM Smucker Co. 2.50% 2020	400	402
Unilever Capital Corp. 1.375% 2021	15,000	14,439
Walgreens Boots Alliance, Inc. 2.60% 2021	6,220	6,192
Wal-Mart Stores, Inc. 5.80% 2018	740	780
		190,215
Industrials 1.20%
3M Co. 1.625% 2021	27,050	26,354
Canadian National Railway Co. 5.85% 2017	7,000	7,305
Caterpillar Inc. 1.70% 2021	7,500	7,222
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[5]	364	389
ERAC USA Finance Co. 2.60% 2021[4]	6,750	6,670
ERAC USA Finance Co. 2.70% 2023[4]	5,500	5,274
General Electric Corp. 5.25% 2017	7,500	7,805
Honeywell International Inc. 1.85% 2021	17,900	17,436
Lockheed Martin Corp. 2.50% 2020	3,460	3,486
PACCAR Inc. 1.65% 2021	7,500	7,237
Siemens AG 1.30% 2019[4]	40,000	39,339
Siemens AG 2.15% 2020[4]	2,000	1,990
Union Pacific Corp. 5.70% 2018	5,900	6,305
United Technologies Corp. 1.95% 2021	18,350	17,989
		154,801
Information technology 0.70%
Cisco Systems, Inc. 1.85% 2021	21,145	20,595
Microsoft Corp. 1.10% 2019	9,330	9,202
Microsoft Corp. 1.55% 2021	19,530	18,928
Microsoft Corp. 2.40% 2026	5,700	5,404
Oracle Corp. 1.90% 2021	22,500	21,979
Samsung Electronics America, Inc. 1.75% 2017[4]	13,475	13,494
		89,602
Real estate 0.63%
American Campus Communities, Inc. 3.35% 2020	10,000	10,186
American Campus Communities, Inc. 3.75% 2023	1,755	1,772
Boston Properties, Inc. 3.65% 2026	3,750	3,735
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,751
ERP Operating LP 2.85% 2026	2,425	2,290
Hospitality Properties Trust 6.70% 2018	11,450	11,781
Kimco Realty Corp. 3.40% 2022	545	554
Kimco Realty Corp. 2.70% 2024	2,655	2,543
Scentre Group 3.25% 2025[4]	1,500	1,436
Scentre Group 3.50% 2025[4]	3,000	2,974
Simon Property Group, LP 2.35% 2022	7,120	7,032
WEA Finance LLC 2.70% 2019[4]	13,885	14,052
WEA Finance LLC 3.25% 2020[4]	12,280	12,506
WEA Finance LLC 3.75% 2024[4]	7,790	7,893
		80,505
Intermediate Bond Fund of America — Page 7 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.41%	Principal amount (000)	Value (000)
AT&T Inc. 2.80% 2021	$10,215	$10,153
AT&T Inc. 3.40% 2025	7,500	7,221
Deutsche Telekom International Finance BV 2.25% 2017[4]	11,100	11,127
SoftBank Group Corp. 3.36% 2023[4,5]	5,000	5,010
Verizon Communications Inc. 2.625% 2020	16,829	16,955
Verizon Communications Inc. 1.75% 2021	2,680	2,570
		53,036
Materials 0.14%
Air Liquide SA 1.75% 2021[4]	7,535	7,282
Georgia-Pacific Corp. 2.539% 2019[4]	2,500	2,526
Glencore Funding LLC 4.00% 2025[4]	3,500	3,375
Xstrata Canada Financial Corp. 4.95% 2021[4]	4,750	4,975
		18,158
Total corporate bonds & notes		2,399,046
Mortgage-backed obligations 9.85% Federal agency mortgage-backed obligations 8.67%
Fannie Mae 5.00% 2023[5]	624	645
Fannie Mae 9.032% 2026[5]	37	42
Fannie Mae 6.00% 2028[5]	717	816
Fannie Mae 6.00% 2028[5]	232	263
Fannie Mae 6.00% 2028[5]	226	257
Fannie Mae 2.50% 2032[5,6]	75,000	75,149
Fannie Mae 3.50% 2034[5]	549	574
Fannie Mae 6.50% 2034[5]	706	817
Fannie Mae 3.50% 2035[5]	28,160	29,277
Fannie Mae 3.50% 2036[5]	9,034	9,359
Fannie Mae 4.00% 2036[5]	12,508	13,329
Fannie Mae 4.00% 2036[5]	7,685	8,174
Fannie Mae 4.00% 2036[5]	3,053	3,253
Fannie Mae 4.00% 2036[5]	2,630	2,802
Fannie Mae 4.00% 2036[5]	2,233	2,376
Fannie Mae 4.00% 2036[5]	209	223
Fannie Mae 7.00% 2037[5]	127	140
Fannie Mae 7.50% 2037[5]	44	50
Fannie Mae 6.50% 2039[5]	603	693
Fannie Mae 5.50% 2040[5]	996	1,115
Fannie Mae 5.50% 2040[5]	480	536
Fannie Mae 4.00% 2041[5]	1,176	1,242
Fannie Mae 4.00% 2042[5]	1,765	1,860
Fannie Mae 3.00% 2046[5]	32,000	31,869
Fannie Mae 3.00% 2046[5,6]	9,000	8,953
Fannie Mae 3.50% 2046[5,6]	110,000	112,862
Fannie Mae 3.50% 2046[5]	34,959	35,563
Fannie Mae 3.50% 2046[5]	6,691	6,803
Fannie Mae 4.00% 2046[5,6]	66,600	70,069
Fannie Mae 4.00% 2046[5]	4,485	4,756
Fannie Mae 4.00% 2046[5]	4,338	4,497
Fannie Mae 4.00% 2046[5]	3,234	3,352
Fannie Mae 4.50% 2046[5]	9,013	9,757
Fannie Mae 4.50% 2046[5]	2,726	2,943
Fannie Mae 7.00% 2047[5]	70	79
Intermediate Bond Fund of America — Page 8 of 18

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-4, Class GA, 9.353% 2025[3,5]	$51	$57
Fannie Mae, Series 2001-4, Class NA, 9.662% 2025[3,5]	22	24
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[5]	373	429
Fannie Mae, Series 2001-20, Class D, 11.001% 2031[3,5]	1	1
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[5]	927	866
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[5]	2,389	2,193
Fannie Mae, Series 2007-114, Class A7, 0.784% 2037[3,5]	12,500	12,443
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[5]	108	124
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[5]	423	488
Freddie Mac 6.50% 2027[5]	508	577
Freddie Mac 2.50% 2031[5,6]	10,000	10,027
Freddie Mac 3.50% 2035[5]	56,453	58,490
Freddie Mac 3.50% 2035[5]	12,657	13,089
Freddie Mac 3.50% 2035[5]	4,367	4,517
Freddie Mac 3.50% 2035[5]	4,152	4,303
Freddie Mac 3.50% 2036[5]	8,172	8,474
Freddie Mac 3.50% 2036[5]	1,961	2,039
Freddie Mac 4.00% 2036[5]	91,599	97,332
Freddie Mac 4.00% 2036[5]	4,712	4,966
Freddie Mac 4.00% 2036[5]	3,476	3,664
Freddie Mac 4.00% 2036[5]	3,299	3,507
Freddie Mac 6.00% 2037[5]	708	817
Freddie Mac 6.00% 2037[5]	154	178
Freddie Mac 5.00% 2041[5]	489	540
Freddie Mac 3.50% 2046[5]	63,264	64,465
Freddie Mac 3.50% 2046[5]	58,727	59,843
Freddie Mac 4.50% 2046[5]	1,816	1,967
Freddie Mac 4.50% 2046[5]	1,029	1,111
Freddie Mac 4.50% 2046[5]	481	521
Freddie Mac, Series 1567, Class A, 0.938% 2023[3,5]	15	15
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	17	17
Freddie Mac, Series T-041, Class 3A, 5.867% 2032[3,5]	253	279
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[5]	2,136	1,969
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[5]	1,131	1,013
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[5]	264	231
Government National Mortgage Assn. 4.50% 2042[5]	43	47
Government National Mortgage Assn. 4.50% 2044[5]	3,624	3,888
Government National Mortgage Assn. 4.50% 2045[5]	101,624	109,019
Government National Mortgage Assn. 4.50% 2045[5]	31,833	34,150
Government National Mortgage Assn. 4.50% 2045[5]	26,396	28,317
Government National Mortgage Assn. 4.50% 2045[5]	24,653	26,482
Government National Mortgage Assn. 4.50% 2045[5]	23,454	25,161
Government National Mortgage Assn. 4.50% 2045[5]	16,460	17,658
Government National Mortgage Assn. 4.50% 2045[5]	8,266	8,867
Government National Mortgage Assn. 4.50% 2045[5]	4,307	4,621
Government National Mortgage Assn. 4.50% 2045[5]	658	706
Government National Mortgage Assn. 4.00% 2046[5]	9,535	9,829
Government National Mortgage Assn. 4.00% 2046[5]	4,046	4,170
Government National Mortgage Assn. 1.855% 2060[3,5]	1,630	1,667
Government National Mortgage Assn. 4.613% 2061[5]	1,138	1,183
Government National Mortgage Assn. 4.666% 2061[5]	2,294	2,392
Government National Mortgage Assn. 4.667% 2061[5]	1,775	1,853
Government National Mortgage Assn. 4.70% 2061[5]	1,448	1,500
Government National Mortgage Assn. 4.802% 2061[5]	891	917
Intermediate Bond Fund of America — Page 9 of 18

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.683% 2062[5]	$1,887	$1,981
Government National Mortgage Assn. 4.776% 2062[5]	109	114
Government National Mortgage Assn. 4.825% 2062[5]	310	323
Government National Mortgage Assn. 5.173% 2062[5]	179	188
Government National Mortgage Assn. 2.773% 2063[3,5]	4,852	5,107
Government National Mortgage Assn. 4.716% 2063[5]	130	137
Government National Mortgage Assn. 4.944% 2063[5]	176	183
Government National Mortgage Assn. 1.726% 2064[3,5]	783	798
Government National Mortgage Assn. 2.781% 2064[3,5]	6,859	7,215
Government National Mortgage Assn. 4.733% 2064[5]	1,578	1,649
Government National Mortgage Assn. 4.763% 2064[5]	1,263	1,308
Government National Mortgage Assn. 4.911% 2064[5]	676	700
Government National Mortgage Assn. 5.172% 2064[5]	864	908
Government National Mortgage Assn. 5.388% 2064[5]	246	250
Government National Mortgage Assn. 6.64% 2064[5]	4,103	4,332
Government National Mortgage Assn., Series 2012-H12, Class FT, 1.29% 2062[3,5]	3,205	3,206
		1,115,897
Commercial mortgage-backed securities 0.68%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[3,5]	5,944	6,060
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.386% 2031[3,4,5]	15,661	15,670
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[5]	9,580	9,740
Hilton USA Trust, Series 2013-HLF, Class DFX, 4.407% 2030[4,5]	5	5
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.115% 2045[3,5]	540	539
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.903% 2049[3,5]	8,231	8,308
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.903% 2049[3,5]	7,332	7,392
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.387% 2040[5]	6,254	6,293
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[3,5]	3,000	3,033
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.365% 2045[3,5]	4,500	4,662
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.069% 2049[3,5]	11,682	11,857
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342% 2043[5]	6,603	6,605
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.890% 2049[3,5]	7,416	7,481
		87,645
Collateralized mortgage-backed (privately originated) 0.50%
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[5]	166	181
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[5]	159	174
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[5]	238	256
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[5]	557	597
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.00% 2018[3,4,5,7]	22,500	22,517
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[4,5]	5,199	5,210
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[4,5,7]	3,729	3,737
Paine Webber CMO, Series O, Class 5, 9.50% 2019[5]	6	6
Station Place Securitization Trust, Series 2016-1, Class A, 1.592% 2048[3,5,7]	11,000	11,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.692% 2048[3,4,5,7]	7,000	7,000
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2055[3,4,5]	4,586	4,569
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	9,266	9,213
		64,460
Total mortgage-backed obligations		1,268,002
Intermediate Bond Fund of America — Page 10 of 18

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 4.90%	Principal amount (000)	Value (000)
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4,5]	$8,360	$8,327
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,5]	10,000	10,018
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[4,5]	500	501
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,5]	15,190	15,405
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	14,575	14,524
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,5]	1,090	1,087
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,5]	10,315	10,266
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[4,5]	8,020	8,053
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	4,370	4,380
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[5]	2,474	2,472
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[5]	962	962
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[4,5]	4,063	4,062
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[4,5]	6,117	6,143
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[4,5]	6,545	6,550
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[4,5]	488	488
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.146% 2023[3,4,5]	7,766	7,768
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[4,5]	903	903
Black Diamond CLO Ltd., Series 2006-1A, Class AD, CLO, 1.137% 2019[3,4,5]	1,563	1,562
California Republic Auto Receivables Trust, Series 2015-1, Class A3, 1.33% 2019[5]	3,751	3,754
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[5]	10,000	10,048
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,890	4,902
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[3,4,5,7]	39,796	37,196
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.78% 2021[3,4,5,7]	8,924	8,107
CarMaxAuto Owner Trust, Series 2014-1, Class A3, 0.79% 2018[5]	1,418	1,416
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 2019[5]	9,485	9,483
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[5]	3,289	3,290
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A1, 4.192% 2020[5]	2	2
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[5]	12,000	12,045
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.953% 2026[3,4,5]	1,208	1,208
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[4,5]	6,931	6,927
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[4,5]	9,944	9,935
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 2025[4,5]	4,423	4,481
CLI Funding V LLC, Series 2013-1A, Class Note, 2.83% 2028[4,5]	4,417	4,233
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[4,5]	1,225	1,177
CLI Funding V LLC, Series 2013-1A, Class A, 3.67% 2028[4,5]	1,613	1,564
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[4,5]	6,310	6,050
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,5]	1,367	1,376
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[4,5]	7,306	7,302
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	9,315	9,432
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	2,000	2,007
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[4,5]	1,595	1,607
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,5]	800	809
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, CLO, 2.13% 2023[3,4,5]	14,677	14,677
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,5]	551	550
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	1,911	1,908
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,5]	4,298	4,295
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	1,371	1,371
Ford Credit Auto Owner Trust, Series 2014-BA3, 0.90% 2018[5]	8,331	8,327
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[4,5]	1,980	2,005
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[4,5]	3,460	3,481
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[4,5]	3,735	3,782
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[5]	10,000	9,943
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[5]	1,940	1,946
Green Tree Financial Corp., Series 1997-6, Class A7, 7.14% 2029[5]	5	5
Hertz Fleet Lease Funding LP, Series 2014-1A, 0.937% 2028[3,4,5]	3,357	3,357
Intermediate Bond Fund of America — Page 11 of 18

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[4,5]	$32,000	$31,792
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,5]	3,145	3,166
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,5]	12,986	12,966
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[4,5]	5,000	4,991
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[5]	9,822	9,817
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.99% 2018[5]	2,139	2,137
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[5]	1,220	1,247
Magnetite CLO Ltd., Series 2012-6A, Class AR, 2.10% 2023[3,4,5]	6,320	6,314
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.189% 2023[3,4,5]	30,000	29,983
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[4,5,7]	478	479
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	11,183	11,169
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 2.151% 2023[3,4,5]	12,185	12,184
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 2.168% 2025[3,4,5]	26,200	26,124
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A6, 5.68% 2037[3,5]	984	915
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A3, 5.715% 2037[3,5]	2,582	2,398
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	4,618	4,623
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	5,981	5,992
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	9,008	9,019
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	17,600	17,710
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[4,5]	690	695
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[5]	10,050	10,097
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	14,224	14,290
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[5]	18,130	18,304
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	11,900	11,986
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	17,030	17,177
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[5]	1,290	1,298
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	10,725	10,857
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[4,5]	3,134	2,990
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,5]	6,437	6,258
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[4,5]	2,236	2,147
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,5]	4,060	3,932
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	2,078	2,077
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,5]	4,875	4,858
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[4,5]	14,800	14,783
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[5]	4,096	4,088
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,5]	3,000	2,997
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[5]	2,103	2,103
		631,432
Bonds & notes of governments & government agencies outside the U.S. 4.35%
Bank Nederlandse Gemeenten NV 1.00% 2018[4]	36,000	35,747
Belgium (Kingdom of) 1.125% 2019[4]	30,900	30,501
Bermuda 4.854% 2024[4]	3,525	3,713
Bermuda 3.717% 2027[4]	1,135	1,084
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,524
Council of Europe Development Bank 1.00% 2019	40,000	39,574
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,337
European Investment Bank 1.25% 2019	21,430	21,123
European Investment Bank 1.375% 2021	26,667	25,767
Indonesia (Republic of) 4.125% 2025[4]	3,000	3,039
Inter-American Development Bank 1.25% 2021	40,000	38,693
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,759
International Bank for Reconstruction and Development 1.125% 2020	20,000	19,502
International Bank for Reconstruction and Development 1.375% 2021	40,000	38,795
KfW 1.00% 2018	38,000	37,859
Intermediate Bond Fund of America — Page 12 of 18

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Landwirtschaftliche Rentenbank 2.00% 2021	$28,040	$27,909
Lithuania (Republic of) 7.375% 2020	15,000	17,198
Netherlands (Kingdom of the) 1.00% 2017	10,000	10,001
Poland (Republic of) 6.375% 2019	2,825	3,147
Poland (Republic of) 3.00% 2023	10,000	9,888
Saudi Arabia (Kingdom of) 3.25% 2026[4]	15,000	14,203
Slovenia (Republic of) 5.50% 2022	24,000	26,794
Spain (Kingdom of) 4.00% 2018	20,000	20,523
Spain (Kingdom of) 4.00% 2018[4]	20,000	20,523
Sweden (Kingdom of) 1.25% 2021[4]	40,000	38,620
United Mexican States 3.60% 2025	20,000	19,220
		560,043
Federal agency bonds & notes 1.37%
CoBank, ACB 1.45% 2022[3,4]	935	905
Fannie Mae 1.875% 2018	25,110	25,439
Fannie Mae 2.125% 2026	24,820	23,727
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,088
Federal Home Loan Bank 1.75% 2018	89,000	90,024
Freddie Mac 0.75% 2018	10,000	9,968
Freddie Mac 1.25% 2019	25,000	24,892
		176,043
Municipals 0.16%
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	7,175	7,236
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,340
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,559
		20,135
Total bonds, notes & other debt instruments (cost: $12,431,653,000)		12,363,658
Preferred securities 0.02% Financials 0.02%	Shares
CoBank, ACB, Class E, noncumulative[4]	4,000	2,551
Total preferred securities (cost: $3,985,000)		2,551
Short-term securities 5.67%	Principal amount (000)
Chevron Corp. 0.48% due 12/27/2016[4]	$50,000	49,981
Federal Home Loan Bank 0.28%–0.44% due 12/21/2016–1/11/2017	263,800	263,717
General Electric Co. 0.36% due 12/1/2016	13,200	13,200
IBM Corp. 0.60% due 12/22/2016[4]	30,000	29,993
Johnson & Johnson 0.43% due 12/21/2016[4]	50,000	49,989
Microsoft Corp. 0.63% due 1/5/2017[4]	40,000	39,982
Pfizer Inc. 0.43% due 12/12/2016[4]	25,000	24,997
Intermediate Bond Fund of America — Page 13 of 18

unaudited
Short-term securities	Principal amount (000)	Value (000)
Private Export Funding Corp. 0.47% due 12/15/2016[4]	$24,100	$24,096
U.S. Treasury Bills 0.35%–0.49% due 1/5/2017–2/9/2017	234,000	233,850
Total short-term securities (cost: $729,791,000)		729,805
Total investment securities 101.71% (cost: $13,165,429,000)		13,096,014
Other assets less liabilities (1.71)%		(219,660)
Net assets 100.00%		$12,876,354
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,123,792,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 11/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.844%	6/21/2018	$250,000	$(1,485)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	150,000	327
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	125,000	926
Receive	LCH	3-month USD-LIBOR	1.814	7/29/2019	125,000	1,179
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	120,000	1,080
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	123,000	1,014
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	92,000	1,109
Receive	LCH	3-month USD-LIBOR	1.785	11/14/2019	50,000	399
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	96,000	727
Receive	LCH	3-month USD-LIBOR	1.5405	1/15/2020	50,000	(2)
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	20,000	(49)
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	45,000	150
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	58,000	373
Receive	LCH	3-month USD-LIBOR	1.4213	4/21/2020	50,000	(274)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	120,000	917
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	150,000	1,279
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	32,200	288
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	92,000	467
Receive	LCH	3-month USD-LIBOR	1.1725	2/5/2021	150,000	(3,275)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	50,000	1,341
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	50,000	1,322
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	75,400	1,994
Pay	LCH	3-month USD-LIBOR	1.225	9/23/2021	54,600	1,446
Pay	LCH	3-month USD-LIBOR	1.26775	10/7/2021	40,000	993
Receive	LCH	3-month USD-LIBOR	1.2715	10/25/2021	250,000	(6,287)
Receive	LCH	3-month USD-LIBOR	1.33	11/10/2021	75,000	(1,711)
Receive	LCH	3-month USD-LIBOR	1.749	11/25/2021	100,000	(312)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	26,000	(1,151)
Pay	LCH	3-month USD-LIBOR	2.0255	2/10/2025	25,000	158
Pay	LCH	3-month USD-LIBOR	2.1955	3/4/2025	75,000	(489)
Pay	LCH	3-month USD-LIBOR	2.20311	9/2/2025	75,000	(359)
Pay	LCH	3-month USD-LIBOR	2.1565	11/17/2025	200,000	—
Pay	LCH	3-month USD-LIBOR	2.1685	12/17/2025	35,000	(19)
Pay	LCH	3-month USD-LIBOR	1.8385	3/18/2026	75,000	2,179
Pay	LCH	3-month USD-LIBOR	1.7415	4/26/2026	25,000	957
Pay	LCH	3-month USD-LIBOR	1.582	10/25/2026	125,000	7,134
Pay	LCH	3-month USD-LIBOR	1.584	10/25/2026	115,000	6,541
Intermediate Bond Fund of America — Page 14 of 18

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 11/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	1.7667%	11/14/2026	$75,000	$3,054
Pay	LCH	3-month USD-LIBOR	2.1865	12/2/2026	75,000	—
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(12,512)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	28,000	(4,236)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	30,000	(4,733)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(1,873)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	24,000	183
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	40,000	(298)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	60,000	(330)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	32,000	(284)
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	120,000	(2,392)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(229)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(447)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(144)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	15,000	24
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	36,000	(785)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	40,000	714
Pay	LCH	3-month USD-LIBOR	2.342	1/29/2046	90,000	2,913
Pay	LCH	3-month USD-LIBOR	2.033	6/24/2046	32,500	3,289
						$801
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $463,750,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 11/30/2016 (000)
CDX.NA.IG.27	ICE	1.00%	12/20/2021	$650,000	$(8,452)	$(8,104)	$(348)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,312,135,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 11/30/2016 (000)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	619	March 2017	$100,403	$(492)
10 Year U.S. Treasury Note Futures	CME	Short	685	March 2017	85,479	186
10 Year Ultra U.S. Treasury Note Futures	CME	Short	399	March 2017	53,768	128
20 Year U.S. Treasury Bond Futures	CME	Short	147	March 2017	22,303	65
5 Year U.S. Treasury Note Futures	CME	Long	17,301	April 2017	2,044,441	(5,626)
2 Year U.S. Treasury Note Futures	CME	Long	1,169	April 2017	253,517	(63)
						$(5,802)

Intermediate Bond Fund of America — Page 15 of 18

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $178,186,000, which represented 1.38% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,439,006,000, which represented 11.18% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $90,036,000, which represented .70% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the
Intermediate Bond Fund of America — Page 16 of 18

unaudited
index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$7,308,957	$—	$7,308,957
Corporate bonds & notes	—	2,399,046	—	2,399,046
Mortgage-backed obligations	—	1,268,002	—	1,268,002
Asset-backed obligations	—	586,129	45,303	631,432
Bonds & notes of governments & government agencies outside the U.S.	—	560,043	—	560,043
Federal agency bonds & notes	—	176,043	—	176,043
Municipals	—	20,135	—	20,135
Preferred securities	—	2,551	—	2,551
Short-term securities	—	729,805	—	729,805
Total	$—	$13,050,711	$45,303	$13,096,014

Intermediate Bond Fund of America — Page 17 of 18

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$44,477	$—	$44,477
Unrealized appreciation on futures contracts	379	—	—	379
Liabilities:
Unrealized depreciation on interest rate swaps	—	(43,676)	—	(43,676)
Unrealized depreciation on credit default swaps	—	(348)	—	(348)
Unrealized depreciation on futures contracts	(6,181)	—	—	(6,181)
Total	$(5,802)	$453	$—	$(5,349)
*	Interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$58,970
Gross unrealized depreciation on investment securities	(136,088)
Net unrealized depreciation on investment securities	(77,118)
Cost of investment securities	13,173,132

Key to abbreviations
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-023-0117O-S54084	Intermediate Bond Fund of America — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 27, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 27, 2017